BENEFIT PLANS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 299,066	$ 382,517
Expected future employer contributions, next fiscal year	18,000
Defined contribution plan cost	$ 27,577	$ 28,501